Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade accounts payable [Line Items]
Trade accounts payable	R$ 5,585,058	R$ 5,141,386
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	5,585,058	5,141,386
Foreign countries [member] | Third party
Trade accounts payable [Line Items]
Trade accounts payable	1,280,825	1,075,590
Country of domicile [member] | Third party
Trade accounts payable [Line Items]
Trade accounts payable	4,303,442	4,065,115
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	478,872	438,830
Country of domicile [member] | Related party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 791	R$ 681